Derivative Instruments Derivatives and Hedging (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weather Hedges Term	10 years
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Liability, Notional Amount	$ 84	$ 0
CenterPoint Energy Resources Corp.
Weather Hedges Term	10 years
CenterPoint Energy Houston Electric, LLC | Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Liability, Notional Amount	$ 0	0
Cash Flow Hedging [Member] | Interest Rate Contract [Member]
Derivative Liability, Notional Amount	0	450
Cash Flow Hedging [Member] | CenterPoint Energy Houston Electric, LLC | Interest Rate Contract [Member]
Derivative Liability, Notional Amount	0	450
Natural Gas Distribution [Member] | 2019 to 2020 [Member]
Weather Hedge, Bilateral Cap Amount	8
Natural Gas Distribution [Member] | 2019 to 2020 [Member] | CenterPoint Energy Resources Corp.
Weather Hedge, Bilateral Cap Amount	8
Natural Gas Distribution [Member] | 2018 to 2019 [Member]
Weather Hedge, Bilateral Cap Amount	9
Natural Gas Distribution [Member] | 2018 to 2019 [Member] | CenterPoint Energy Resources Corp.
Weather Hedge, Bilateral Cap Amount	9
Natural Gas Distribution [Member] | 2017 to 2018 [Member]
Weather Hedge, Bilateral Cap Amount	8
Natural Gas Distribution [Member] | 2017 to 2018 [Member] | CenterPoint Energy Resources Corp.
Weather Hedge, Bilateral Cap Amount	8
Electric Transmission & Distribution [Member] | 2019 to 2020 [Member]
Weather Hedge, Bilateral Cap Amount	7
Electric Transmission & Distribution [Member] | 2018 to 2019 [Member]
Weather Hedge, Bilateral Cap Amount	8
Electric Transmission & Distribution [Member] | 2017 to 2018 [Member]
Weather Hedge, Bilateral Cap Amount	9
Electric Transmission & Distribution [Member] | 2016 to 2017 [Member]
Weather Hedge, Bilateral Cap Amount	9
Sales [Member] | Weather Hedge Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net	8	(4)	$ (1)
Sales [Member] | CenterPoint Energy Resources Corp. | Weather Hedge Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net	2	(2)	0
Sales [Member] | Natural Gas Distribution [Member] | 2019 to 2020 [Member] | Weather Hedge Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net	2	0	0
Sales [Member] | Natural Gas Distribution [Member] | 2019 to 2020 [Member] | CenterPoint Energy Resources Corp. | Weather Hedge Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net	2	0	0
Sales [Member] | Natural Gas Distribution [Member] | 2018 to 2019 [Member] | Weather Hedge Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Sales [Member] | Natural Gas Distribution [Member] | 2018 to 2019 [Member] | CenterPoint Energy Resources Corp. | Weather Hedge Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Sales [Member] | Natural Gas Distribution [Member] | 2017 to 2018 [Member] | Weather Hedge Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net	0	(2)	0
Sales [Member] | Natural Gas Distribution [Member] | 2017 to 2018 [Member] | CenterPoint Energy Resources Corp. | Weather Hedge Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net	0	(2)	0
Sales [Member] | Electric Transmission & Distribution [Member] | 2019 to 2020 [Member] | Weather Hedge Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net	3	0	0
Sales [Member] | Electric Transmission & Distribution [Member] | 2018 to 2019 [Member] | Weather Hedge Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net	3	0	0
Sales [Member] | Electric Transmission & Distribution [Member] | 2017 to 2018 [Member] | Weather Hedge Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net	0	(2)	0
Sales [Member] | Electric Transmission & Distribution [Member] | 2016 to 2017 [Member] | Weather Hedge Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net	$ 0	$ 0	$ (1)